Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization

Note 1. Organization

Fusemachines Inc. and its subsidiaries (“Fusemachines” or the “Company” or the “Parent”), listed under the Parent company below, is a Delaware corporation headquartered in the United States. Founded in 2013 and headquartered in New York with operations across North America, Latin America and Asia. Fusemachines, a privately-held company, is a provider of enterprise artificial intelligence (“AI”) Solutions (Products and Services). The Company accelerates its customers’ data to AI journey by offering a suite of AI services that addresses the strategic goals and vision of their enterprise. The Company operates under five legal entities and one branch (as noted below):

●	Fusemachines Inc. (Parent)

●	Fusemachines Nepal Inc. (Wholly Owned Holding Company)

●	Fusemachines Nepal Private Ltd. (Majority Owned Subsidiary)

●	Fusemachines Canada Inc (Wholly Owned Subsidiary)

●	Fusemachines India Inc. (Dormant Holding Company)

●	Fusemachines Inc. Dominican Republic (Wholly Owned Branch)

Business Oxygen Private Limited (“BO2”), a Company domiciled in Nepal holds certain redeemable common and preferred stock of Fusemachines Nepal Private Ltd. (Refer to “Note 7 – Cumulative Mandatorily Redeemable Financial Instruments”).

Merger Agreement

In January 2024, CSLM, Merger Sub, and Fusemachines entered into the Merger Agreement, which was subsequently amended in August 2024 (the First Amendment to the Merger Agreement) and February 2025 (the Second Amendment to Merger Agreement), collectively referred to herein as the Merger Agreement. Pursuant to the terms of the Merger Agreement:

●	At least one business day prior to the Closing Date, CSLM will undergo the Domestication which involves CSLM merging with and into a newly formed Delaware corporation, CSLM Holdings, Inc or Pubco. Following this merger, CSLM will cease to exist and the newly formed Delaware corporation, Pubco, will be the surviving entity.
●	Merger Sub will merge with and into Fusemachines, the separate corporate existence of Merger Sub will cease to exist and Fusemachines will be the surviving company and a wholly owned subsidiary of Pubco.

The business combination will be accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”) and not as a business combination under ASC 805. Under this method of accounting, CSLM will be treated as the acquired company for accounting purposes, whereas Fusemachines Inc. will be treated as the accounting acquirer. Under the Merger Agreement, the Fusemachines equity holders that hold shares of company common stock, shares of convertible preferred stock, company stock options, or convertible notes will receive an aggregate of number of common stock equal to the quotient obtained by dividing (a) $200,000 thousand, by (b) $10.00 in exchange for all Fusemachines’ fully diluted company common stock. The Merger Agreement will become effective upon the filing of the certificate of merger with the Secretary of State of the State of Delaware or upon certain conditions as specified in the articles of the merger.

In February 2025, CSLM entered into a second amendment to the Merger Agreement (the “2nd Amendment”) to (a) amend the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) remove the delay fees incurred in connection with delivery of Fusemachines’ audited financial statements.

On October 22, 2025, the Company consummated the business combination whereby (a) CSLM merged with and into CSLM Holdings., a Delaware corporation and wholly owned subsidiary of CSLM at which time the separate existence of CSLM ceased and CSLM Holdings became the surviving corporation (“Pubco” or “New Fusemachines”) in accordance with the Delaware General Corporation Law (“DGCL”), the Cayman Islands Companies Act (As Revised) (the “Companies Act”), the Certificate of Merger, (the “Certificate of Merger”), and the amended and restated memorandum and articles of association of CSLM (the “Domestication”); (b) the merger (the “Merger”) of Merger Sub with and into Fusemachines, pursuant to which, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), the separate corporate existence of Merger Sub ceased and Fusemachines became the surviving corporation and a wholly-owned subsidiary of Pubco, pursuant to the terms of the Business Combination Agreement and in accordance with the laws of the State of Delaware, as more fully described elsewhere in the Proxy Statement/Prospectus; and (c) the other transactions contemplated by the Business Combination Agreement and documents related thereto (such transactions, together with the Domestication and the Merger, the “Business Combination”). In connection with the Business Combination, Pubco was renamed “Fusemachines Inc.” (the “Combined Company”) and Fusemachines was renamed “Fusemachines USA, Inc.” (the “Company”). These unaudited condensed financial statements do not reflect the impact of the de-SPAC Transaction, since it was executed after September 30, 2025.

Covenant Fees

Pursuant to the Merger Agreement, the Company was covenanted to deliver to CSLM its audited financial statements for the twelve month periods ended December 31, 2023 and 2022 for inclusion in the registration statement on Form S-4 to be filed by CSLM in connection with the Merger, and that such audited financial statements had been prepared in conformity with GAAP applied on a consistent basis and in accordance with the requirements of the Public Company Accounting Oversight Board for public companies. The Company had covenanted to provide the audited financial statements no later than February 29, 2024, or incur delay fees in the amount equal to $35.0 thousand for the first one-month delay to March 31, 2024 (pro-rated for a partial month), $50.0 thousand for the second one-month delay to April 30, 2024, and thereafter $70.0 thousand for each subsequent one-month delay (pro-rated for any partial month). The Company provided the audited financial statements to CSLM in September 2024. As such, the Company has recorded $505 thousand of deferred transaction costs on the audited consolidated balance sheets as of December 31, 2024. On February 4, 2025, the company entered into a second amendment of the original agreement wherein the above-mentioned delay fee provision is deleted and provides the Company with relief from future penalties related to the delivery of the 2023 financial statements. Accordingly, the company recorded waiver in the nine months ended September 30, 2025 which have no impact in the unaudited condensed consolidated interim Statements of Operations and Comprehensive Loss as the amount of provision was eliminated from the deferred transaction cost and from the Accounts Payable, Accrued expense and other current liabilities in the unaudited condensed consolidated interim balance sheets.

Note 1. Organization

Fusemachines Inc. and its subsidiaries (“Fusemachines” or the “Company” or the “Parent”), listed under the Parent company below, is a Delaware corporation headquartered in the United States. Founded in 2013 and headquartered in New York with operations across North America, Latin America and Asia. Fusemachines, a privately-held company, is a provider of enterprise artificial intelligence (“AI”) Solutions (Products and Services). The Company accelerates its customers’ data to AI journey by offering a suite of AI services that addresses the strategic goals and vision of their enterprise. The Company operates under five legal entities and one branch (as noted below):

●	Fusemachines Inc. (Parent)

●	Fusemachines Nepal Inc. (Wholly Owned Holding Company)

●	Fusemachines Nepal Private Ltd. (Majority Owned Subsidiary)

●	Fusemachines Canada Inc (Wholly Owned Subsidiary)

●	Fusemachines India Inc. (Dormant Holding Company)

●	Fusemachine Inc. Dominican Republic (Wholly Owned Branch)

Business Oxygen Private Limited (“BO2”), a Company domiciled in Nepal holds certain redeemable common and preferred stock of Fusemachines Nepal Private Ltd. (Refer to “Note 10 – Cumulative Mandatorily Redeemable Financial Instruments”).

Merger Agreement

In January 2024, CSLM, Merger Sub, and Fusemachines entered into the Merger Agreement, which was subsequently amended in August 2024 (the First Amendment to the Merger Agreement) and February 2025 (the Second Amendment to Merger Agreement), collectively referred to herein as the Merger Agreement. Pursuant to the terms of the Merger Agreement:

●	At least one business day prior to the Closing Date, CSLM will undergo the Domestication which involves CSLM merging with and into a newly formed Delaware corporation, CSLM Holdings, Inc or Pubco. Following this merger, CSLM will cease to exist and the newly formed Delaware corporation, Pubco, will be the surviving entity.

●	Merger Sub will merge with and into Fusemachines, the separate corporate existence of Merger Sub will cease to exist and Fusemachines will be the surviving company and a wholly owned subsidiary of Pubco.

The business combination will be accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”) and not as a business combination under ASC 805. Under this method of accounting, CSLM, will be treated as the acquired company for accounting purposes, whereas Fusemachines Inc. will be treated as the accounting acquirer. Under the Merger Agreement, the Fusemachines equity holders that hold shares of company common stock, shares of convertible preferred stock, company stock options, or convertible notes will receive an aggregate of number of common stock equal to the quotient obtained by dividing (a) $200,000 thousand, by (b) $10.00 in exchange for all Fusemachines’ fully diluted company common stock. The Merger Agreement will become effective upon the filing of the certificate of merger with the Secretary of State of the State of Delaware or upon certain conditions as specified in the articles of the merger.

In February 2025, CSLM entered into a second amendment to the Merger Agreement (the “2nd Amendment”) to (a) amend the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) remove the delay fees incurred in connection with delivery of Fusemachines’ audited financial statements.

Covenant Fees

Pursuant to the Merger Agreement, the Company was covenanted to deliver to CSLM its audited financial statements for the twelve month periods ended December 31, 2023 and 2022 for inclusion in the registration statement on Form S-4 to be filed by CSLM in connection with the Merger, and that such audited financial statements had been prepared in conformity with GAAP applied on a consistent basis and in accordance with the requirements of the Public Company Accounting Oversight Board for public companies. The Company had covenanted to provide the audited financial statements no later than February 29, 2024, or incur delay fees in the amount equal to $35.0 thousand for the first one-month delay to March 31, 2024 (pro-rated for a partial month), $50.0 thousand for the second one-month delay to April 30, 2024, and thereafter $70.0 thousand for each subsequent one-month delay (pro-rated for any partial month). The Company provided the audited financial statements to CSLM in September 2024. As such, the Company has recorded $505.0 thousand of deferred transaction costs on the consolidated balance sheet as of December 31, 2024.

On February 4, 2025, the company entered into a second amendment of the original agreement wherein the above-mentioned delay fee provision is deleted and provides the Company with relief from future penalties related to the delivery of the 2023 financial statements. (Refer to Note 23 – Subsequent events)

CSLM Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Organization and General

CSLM ACQUISITION CORP. (the “Company” or “CSLM”) is a blank check company incorporated in the Cayman Islands as an exempted company on April 13, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). We intend to effectuate our initial Business Combination using cash from the proceeds of the initial public offering and the sale of the private placement warrants, our capital stock, debt or a combination of cash, stock and debt. The Company’s unaudited condensed financial statements include CSLM Merger Sub, Inc. (“Merger Sub”) and CSLM Holdings, Inc. (“Pubco”), both wholly- owned subsidiaries of CSLM Acquisition Corp. and are presented on a consolidated basis (the “Financial Statements”).

The Company is not limited to a particular industry or geographic location for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2025, the Company had not commenced any operations. All activity from April 13, 2021 (inception) through September 30, 2025 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), which is described below, and pursuit of a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of investment income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

On July 13, 2023, the Company submitted a certificate of incorporation of name change to the Cayman Islands Registry of Companies to change our name from “Consilium Acquisition Corp I, LTD.” to “CSLM Acquisition Corp.”. The name change of the Company to CSLM Acquisition Corp. was effected on Nasdaq at the open of trading on July 18, 2023 and continued trading under the same ticker symbol “CSLM”. The name change does not affect the rights of the Company’s securities holders.

Financing

On January 18, 2022, the Company consummated its Initial Public Offering of 18,975,000 units (the “Units”), including the issuance of 2,475,000 Units as a result of the underwriter’s exercise of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (an “Ordinary Share”), one right to acquire one-tenth of an Ordinary Share, and one-half of one redeemable warrant of the Company. Each whole warrant entitles the holder thereof to purchase one Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.

Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 7,942,500 private placement warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant, to the Company’s sponsor, Consilium Acquisition Sponsor I, LLC (the “Sponsor”), generating gross proceeds to the Company of $7,942,500. The Private Placement Warrants are identical to the warrants sold as part of the Units in the Initial Public Offering except that, so long as they are held by the Sponsor or its permitted transferees: (1) they will not be redeemable by the Company (except in certain redemption scenarios when the price per Ordinary Share equals or exceeds $10.00 (as adjusted)); (2) they (including the Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until 30 days after the completion of the Company’s initial business combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the Ordinary Shares issuable upon exercise of these warrants) are entitled to registration rights.

A total of $2,250,000 was deposited to the Company’s operating account and a total of $191,647,500, comprised of a portion of proceeds from the IPO and the sale of the Private Placement Warrants, was placed in a U.S.-based trust account at JP Morgan Chase Bank, N.A., maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (1) the Company’s completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete its initial business combination by October 18, 2024 after depositing $70,000 into the Trust Account for each one month Extension or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and (3) the redemption of the Company’s public shares if the Company has not completed its initial business combination by October 18, 2024, subject to applicable law.

On July 13, 2023 as approved by its shareholders at an extraordinary general meeting held on July 13, 2023 (the “Special Meeting”), The Company, and its trustee, Continental Stock Transfer & Trust Company amended (the “Amendment”) the Investment Management Trust Agreement, dated as of January 12, 2022 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Trust Company (the “Trustee”) and the Company, in order to allow the Company to extend the time to complete a business combination by fifteen (15) additional one (1) month periods until, October 18, 2024 (the “Termination Date”) by depositing into the Trust Account $70,000 for each one-month extension. At the Special Meeting, the shareholders of the Company approved a special resolution to the Articles of Association to extend the time to consummate a business combination until October 18, 2024 and the Amendment in accordance with the Company’s Amended and Restated Memorandum of Association and Articles of Association (the “Articles of Association”).

In connection with the shareholders’ vote at the Special Meeting, 14,202,813 Class A shares were tendered for redemption. Shareholders validly redeemed their Class A ordinary shares for $149,486,187, or approximately $10.53 per Class A ordinary share. The trustee processed the redemptions on July 11, 2023 and distributed amounts from the Trust Account to the redeeming shareholders on July 26, 2023.

Immediately after the Special Meeting, the Company extended the time to complete the business combination by one (1) month to August 18, 2023, and deposited the sum of $70,000 into the Trust Account in accordance with the terms of the Trust Agreement. The Company has exercised thirteen (13) of the fifteen (15) additional one (1) month extension periods, depositing an aggregate of $910,000 into the Trust Account, to extend the time to complete the business combination to April 18, 2024.

On August 18, 2024, as approved by its shareholders at the annual general meeting held on August 18, 2024 (the “Annual Meeting”), the Company and its trustee, Continental Stock Transfer & Trust Company, amended the Investment Management Trust Agreement dated January 12, 2022, as amended on July 13, 2023, in order to allow the Company to extend the time to complete a business combination on a month-to-month basis, until July 18, 2025 (the “Extended Termination Date” or the “Extended Combination Period”) by placing $30,000 into the Company’s Trust Account. The Company exercised eleven (11) additional one-month extension periods, depositing an aggregate of $330,000 into the Trust Account to extend the time to complete the business combination to July 18, 2025.

On July 14, 2025, the shareholders’ at the extraordinary meeting held on July 14, 2025 (the “Extraordinary Meeting”) approved an amendment to the Trust Agreement that allows the Company to extend the time to complete a business combination on a semi-month basis, until October 18, 2025 by placing into the Company’s trust account he lesser of $0.02 per non-redeemed Class A ordinary share, or $15,000. The Company exercised six (6) additional semi-monthly extension periods, depositing an aggregate of $75,000 into the Trust Account to extend the time to complete the business combination to October 18, 2025.

In connection with the Extraordinary Meeting, 371,545 Class A shares were tendered for redemption. Shareholders validly redeemed their Class A ordinary shares for $4,492,794, or approximately $12.10 per Class A ordinary share (see Note 10).

On July 28, 2025, the Company held a meeting (the “Approval Meeting”) to approve the Business Combination. At the Meeting, 5,186,264 or 84.79% of such Shares were represented in person or by proxy, and the Business Combination was approved. In connection with the Approval Meeting, 99,187 Class A ordinary shares were tendered for redemption. Shareholders validly redeemed their Class A ordinary shares for $1,222,631, or approximately $12.33 per Class A ordinary share. As a result, 901,955 Class A ordinary shares subject to redemption remained outstanding.

On October 14, 2025, as approved by its shareholders at the extraordinary meeting held on October 14, 2025 (the “Final Extension Meeting”), the Company, and its trustee, Continental Stock Transfer & Trust Company amended the Investment Management Trust Agreement, dated as of January 12, 2022, as amended (the “Trust Agreement”), in order to allow the Company to extend the time to complete a business combination on a semi-month basis, until December 18, 2025 (the “Termination Date”) by placing into the Company’s Trust Account the lesser of $0.02 per non-redeemed Class A Ordinary Share (as defined below), or $15,000. At the Final Extension Meeting, the shareholders of the Company approved by a special resolution, to amend Trust Agreement to extend the time by which the Company has to consummate a business combination until December 18, 2025 in accordance with the Company’s Amended and Restated Memorandum and Articles of Association, adopted by special resolution dated January 5, 2022, as amended. See Note 10.

In connection with the Final Extension Meeting, on October 16, 2025, the Company deposited $15,000 into the Company’s Trust Account to extend the time it has to complete its business combination until November 3, 2025. The Company has until December 18, 2025 to complete its business combination depositing $15,000 for each semi-month extension into the Trust Account. No Class A Shares were redeemed in connection with the Final Extension Meeting. See Note 10.

Merger Agreement

On January 22, 2024, the Company entered into a Merger Agreement, by and among the Company, CSLM Merger Sub Inc., and Fusemachines Inc., a Delaware corporation (“Fusemachines”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, Merger Sub will merge with and into Fusemachines, after which Fusemachines will be the surviving corporation and a wholly owned subsidiary of the Company.

On August 27, 2024, the Company entered into an amendment to the Merger Agreement (the “Merger Agreement Amendment”) whereby the Company will continue out of the Cayman Islands and into the State of Delaware to re-domicile and become a newly formed Delaware corporation by means of a merger with the Company, pursuant to the Cayman Islands Companies law and the applicable provisions of the Delaware General Corporation Law, with such newly formed Delaware corporation becoming the surviving corporation in the merger. In addition the Merger Agreement Amendment includes a provision that increases the amount the Company may borrow from the Sponsor from $2,000,000 to $2,750,000.

On February 4, 2025, the Company issued a third amended and restated promissory note (the “3rd A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3rd A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or $1,491,000 of the principal and accrued and unpaid interest shall be converted into the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination.

On February 4, 2025, Fusemachines, the Company, and CSLM Merger Sub, Inc. entered into the second amendment to the Merger Agreement (the “2nd Amendment”) which amends the Merger Agreement dated January 22, 2024 and the Merger Agreement Amendment dated August 27, 2024 (together, the “Original Merger Agreement”). The 2nd Amendment (a) amends the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) removes the delay fees incurred in connection with delivery of Fusemachines’ financial statements.

In connection with the 2nd Amendment, an affiliate (the “Sponsor Affiliate”) of the Sponsor, provided financing to Fusemachines in the amount of $2,160,000, in exchange for a new convertible note which note shall convert into shares of common stock of Fusemachines at a price of $0.44 per share (a) automatically at the time of the Business Combination, or (b) on July 12, 2025 at the option of the holder, if not, then payable in cash (the “Escrow Note”). The funds from the Escrow Note shall be put in an escrow account held at Continental Stock Transfer and Trust Company, CSLM’s transfer agent (“CST”) pursuant to an escrow agreement among CSLM, the Sponsor Affiliate, Fusemachines and CST (the “Escrow Agreement”) and shall be released to the Surviving Corporation upon the consummation of the Business Combination. In addition, the maturity dates on the two promissory notes issued by Fuse to the Sponsor Affiliate on January 25, 2024 in the amounts of $4.5 million and $2 million, were extended to July 12, 2025.

On February 4, 2025, in connection with the 2nd Amendment, the parties to that certain Subscription Agreement dated January 25, 2024 among Fusemachines, the Company, the Sponsor and an affiliate of the Sponsor (the “Subscription Agreement”), entered into an amendment to the Subscription Agreement to revise the PIPE Investment Amount to $8,840,000 (the “Subscription Agreement Amendment”).

On July 31, 2025, in connection with the Business Combination, CSLM, Pubco, and Fusemachines entered into a forward purchase agreement (the “Forward Purchase Agreement”) with each of Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”) and Meteora Strategic Capital LLC (“MSC”) (with MCP, MSTO and MSC collectively as “Seller”) for an OTC Equity Prepaid Forward Transaction. For purposes of the Forward Purchase Agreement, “Counterparty” refers to CSLM prior to the consummation of the business combination and Holdco after the consummation of the Business Combination. The Forward Purchase Agreement provides that Seller shall be prepaid an aggregate cash amount (the “Prepayment Amount”) equal (x) to the product of (i) the number of shares as set forth in a pricing date notice and (ii) the approximate per share redemption price payable to redeeming shareholders in connection with the Business Combination pursuant to the Counterparty’s Amended and Restated Memorandum and Articles of Association) (the “Initial Price”). Counterparty will pay to the Seller the Prepayment Amount directly from the Trust Account no later than the earlier of (a) one business day after the closing date of the Business Combination and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination.

Seller in its sole discretion may request warrants of the Counterparty exercisable for shares in an amount equal to (i) the maximum number of shares less (ii) the number of shares specified in the pricing date notice (the “Shortfall Warrants,” and the shares underlying the Shortfall Warrants, the “Shortfall Warrant Shares”). The Shortfall Warrants shall have an exercise price equal to the reset price. The Form of Shortfall Warrant shall be agreed upon by the parties hereto within 45 days of the date of the Forward Purchase Agreement.

On October 22, 2025 (the “Closing Date”), the Business Combination was consummated whereby (a) Merger Sub merged with and into Fusemachines with Fusemachines as the surviving corporation and becoming a wholly-owned subsidiary of Pubco; (b) the issued and outstanding shares of Fusemachines were exchanged for $200,000,000 in the form of newly-issued shares of Pubco common stock valued at $10.00 per share (the “Aggregate Base Consideration”). On the Closing Date, (a) the shareholders of Fusemachines were issued an aggregate of 19,214,201 shares of New Fusemachines Common Stock, an aggregate of 693,420 shares of New Fusemachines Common Stock were reserved for issuance upon the exercise of stock options, and an aggregate of 122,211 shares of New Fusemachines Common Stock were reserved for issuance upon the exercise of common stock warrants; (b) the public shareholders of CSLM received an aggregate of 901,955 shares of New Fusemachines Common Stock, (c) all public rights were converted into 1,897,500 shares of New Fusemachines Common Stock; (d) New Fusemachines issued an aggregate of 4,743,750 shares of New Fusemachines Common Stock to private placement investors; (e) New Fusemachines issued an aggregate of 1,184,000 shares of New Fusemachines Common Stock, in connection with the PIPE Financing; and (f) the Sponsor Convertible Notes were exchanged for an aggregate of 408,639 newly-issued shares of New Fusemachines Common Stock. See Note 10.

Risks and Uncertainties

Results of operations and the Company’s ability to complete an Initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, adverse developments affecting the financial services industry, and geopolitical instability, such as the military conflict in the Ukraine and the middle east.

Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected. The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern Consideration

As of September 30, 2025 and December 31, 2024, the Company had $9,284 and $83,227 in cash, respectively, and a working capital deficit of $37,206,142 and $4,056,679, respectively, excluding Marketing Securities held in the Trust Account and the Deferred Underwriter Fee liability.

The Company’s liquidity needs through September 30, 2025 had been satisfied through a payment from the Sponsor of $25,000 for Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares” and shares thereof, “founder shares”), the Initial Public Offering and the sale of the private placement warrants (see Note 3 and Note 4). Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and an unsecured promissory note bearing interest at 4.75% per annum for working capital needs.

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period within one year after the date that the Financial Statements are issued. Management plans to address this uncertainty through related party loans from the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates (“Working Capital Loans”) (see Note 5) and effecting a Business Combination. However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Combination Period.

The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — ORGANIZATION AND BUSINESS BACKGROUND

Organization and General

CSLM ACQUISITION CORP. (the “Company” or “CSLM”) company incorporated in the Cayman Islands as an exempted company on April 13, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). We intend to effectuate our initial Business Combination using cash from the proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, our capital stock, debt or a combination of cash, stock and debt. The Company’s financial statements include CSLM Merger Sub, Inc. and CSLM Holdings, Inc., both wholly-owned subsidiaries of CSLM Acquisition Corp. and are presented on a consolidated basis (the “Financial Statements”).

The Company is not limited to a particular industry or geographic location for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2024, the Company had not commenced any operations. All activity from April 13, 2021 (inception) through December 31, 2024 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), which is described below, and pursuit of a business combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of dividend and interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

On July 13, 2023, the Company submitted a certificate of incorporation of name change to the Cayman Islands Registry of Companies to change our name from “Consilium Acquisition Corp I, LTD.” to “CSLM Acquisition Corp.”. The name change of the Company to CSLM Acquisition Corp. was effected on Nasdaq at the open of trading on July 18, 2023 and continued trading under the same ticker symbol “CSLM”. The name change does not affect the rights of the Company’s securities holders.

Financing

On January 18, 2022, the Company consummated its Initial Public Offering of 18,975,000 units (the “Units”), including the issuance of 2,475,000 Units as a result of the underwriter’s exercise of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (an “Ordinary Share”), one right to acquire one-tenth of an Ordinary Share, and one-half of one redeemable warrant of the Company. Each whole warrant entitles the holder thereof to purchase one Ordinary Share for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.

Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 7,942,500 private placement warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant, to the Company’s sponsor, CSLM Acquisition Sponsor I, LLC (the “Sponsor”), generating gross proceeds to the Company of $7,942,500. The Private Placement Warrants are identical to the warrants sold as part of the Units in the Initial Public Offering except that, so long as they are held by the Sponsor or its permitted transferees: (1) they will not be redeemable by the Company (except in certain redemption scenarios when the price per Ordinary Share equals or exceeds $10.00 (as adjusted)); (2) they (including the Ordinary Shares issuable upon exercise of these warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the Sponsor until 30 days after the completion of the Company’s initial business combination; (3) they may be exercised by the holders on a cashless basis; and (4) they (including the Ordinary Shares issuable upon exercise of these warrants) are entitled to registration rights.

A total of $2,250,000 was deposited to the Company’s operating account and a total of $191,647,500, comprised of a portion of proceeds from the IPO and the sale of the Private Placement Warrants, was placed in a U.S.-based trust account at JP Morgan Chase Bank, N.A., maintained by Continental Stock Transfer & Trust Company, acting as trustee. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its taxes, if any, the funds held in the trust account will not be released from the trust account until the earliest to occur of: (1) the Company’s completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete its initial business combination by October 13, 2024 after depositing $70,000 into the Trust Account for each one month Extension or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and (3) the redemption of the Company’s public shares if the Company has not completed its initial business combination by October 18, 2024 from the closing of the IPO, subject to applicable law.

On July 13, 2023 as approved by its shareholders at the Special Meeting, the Company and its trustee, Continental Stock Transfer & Trust Company amended (the “Amendment”) the Investment Management Trust Agreement, dated as of January 12, 2022 (the “Trust Agreement”) in order to allow the Company to extend the time to complete a business combination by fifteen (15) additional one (1) month periods until, October 18, 2024 (the “Termination Date”) by depositing into the Trust Account $70,000 for each one-month extension. At the Special Meeting, the shareholders of the Company approved a special resolution to the Articles of Association to extend the time to consummate a business combination until October 18, 2024 and the Amendment in accordance with the Company’s Amended and Restated Memorandum of Association and Articles of Association (the “Articles of Association”).

In connection with the shareholders’ vote at the Special Meeting, 14,202,813 Class A shares were tendered for redemption. Shareholders validly redeemed their shares for $149,486,187, or approximately $10.53 per class A share. The trustee processed the redemptions on July 11, 2023 and distributed amounts from the Trust Account to the redeeming shareholders on July 26, 2023.

Immediately after the Special Meeting, the Company extended the time to complete the business combination by one (1) month to August 18, 2023, and deposited the sum of $70,000 into the Trust Account in accordance with the terms of the Trust Agreement. As of December 31, 2024, the Company has exercised thirteen (13) of the fifteen (15) additional one-month extension periods, depositing an aggregate of $910,000 into the Trust Account to extend the time to complete the business combination to August 18, 2024.

On August 18, 2024, as approved by its shareholders at the annual general meeting held on August 18, 2024 (the “Annual Meeting”), the Company and its trustee, Continental Stock Transfer & Trust Company, amended the Investment Management Trust Agreement dated January 12, 2022, as amended on July 13, 2023, in order to allow the Company to extend the time to complete a business combination on a month-to-month basis, until July 18, 2025 (the “Extended Termination Date” or the “Extended Combination Period”) by placing $30,000 into the Company’s Trust Account. As of December 31, 2024, the Company has exercised five (5) additional one-month extension periods, depositing an aggregate of $150,000 into the Trust Account to extend the time to complete the business combination to January 18, 2025. On January 16, 2025, the Company deposited $30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to February 18, 2025. 2025 (see Note 10). On February 18, 2025, the Company deposited $30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to March 18, 2025 (see Note 10). On March 14, 2025, the Company deposited $30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to April 18, 2025 (see Note 10).

Merger Agreement

On January 22, 2024, the Company entered into a Merger Agreement, by and among the Company, CSLM Merger Sub Inc. (“Merger Sub”), and Fusemachines Inc., a Delaware corporation (“Fusemachines”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, Merger Sub will merge with and into Fusemachines, after which Fusemachines will be the surviving corporation and a wholly owned subsidiary of the Company.

On August 27, 2024, the Company entered into an amendment to the Merger Agreement (the “Merger Agreement Amendment”) whereby the Company will continue out of the Cayman Islands and into the State of Delaware to re-domicile and become a newly formed Delaware corporation by means of a merger with the Company, pursuant to the Cayman Islands Companies law and the applicable provisions of the Delaware General Corporation Law, with such newly formed Delaware corporation becoming the surviving corporation in the merger. In addition the Merger Agreement Amendment includes a provision that increases the amount the Company may borrow from the Sponsor from $2,000,000 to $2,750,000.

On February 4, 2025, the Company issued a third amended and restated promissory note (the “3rd A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3rd A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or $1,491,000 of the principal and accrued and unpaid interest shall be converted into the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination (see Note 10). On May 23, 2025, CSLM amended the 3rd A&R Note solely to increase the amount the Company may borrow from $3,000,000 to $4,000,000.

On February 4, 2025, Fusemachines, the Company, and CSLM Merger Sub, Inc. entered into the second amendment to the Merger Agreement (the “2nd Amendment”) which amends the Merger Agreement dated January 22, 2024 and the Merger Agreement Amendment dated August 27, 2024 (together, the “Original Merger Agreement”). The 2nd Amendment (a) amends the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) removes the delay fees incurred in connection with delivery of Fusemachines’ financial statements (see Note 10).

In connection with the 2nd Amendment, an affiliate (the “Sponsor Affiliate”) of the Sponsor, provided financing to Fusemachines in the amount of $2,160,000, in exchange for a new convertible note which note shall convert into shares of common stock of Fusemachines at a price of $0.44 per share (a) automatically at the time of the Business Combination, or (b) on July 12, 2025 at the option of the holder, if not, then payable in cash (the “Escrow Note”). The funds from the Escrow Note shall be put in an escrow account held at Continental Stock Transfer and Trust Company, CSLM’s transfer agent (“CST”) pursuant to an escrow agreement among CSLM, the Sponsor Affiliate, Fusemachines and CST (the “Escrow Agreement”) and shall be released to the Surviving Corporation upon the consummation of the Business Combination. In addition, the maturity dates on the two promissory notes issued by Fuse to the Sponsor Affiliate on January 25, 2024 in the amounts of $4.5 million and $2 million, were extended to July 12, 2025 (see Note 10).

On February 4, 2025, in connection with the 2nd Amendment, the parties to that certain Subscription Agreement dated January 25, 2024 among Fusemachines, the Company, the Sponsor and an affiliate of the Sponsor (the “Subscription Agreement”), entered into an amendment to the Subscription Agreement to revise the PIPE Investment Amount to $8,840,000 (the “Subscription Agreement Amendment”) (see Note 10).

Risks and Uncertainties

Results of operations and the Company’s ability to complete an initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, adverse developments affecting the financial services industry, and geopolitical instability, such as the military conflict in the Ukraine and the middle east.

Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Going Concern Consideration

As of December 31, 2024 and 2023, the Company had $83,227 and $138,283 in cash, respectively, and working capital deficit of $4,056,679 and $1,676,487, respectively, excluding Marketing Securities held in the Trust Account and the Deferred Underwriter Fee liability. The Company has incurred losses from operations and has an accumulated deficit of $10,698,403 as of December 31, 2024.

The Company’s liquidity needs through December 31, 2024 had been satisfied through a payment from the Sponsor of $25,000 for Class B ordinary shares, par value $0.0001 per share (“Class B ordinary shares” and shares thereof, “founder shares”), the Initial Public Offering and the sale of the private placement warrants (see Note 3 and Note 4). Additionally, the Company drew on an unsecured promissory note to pay certain offering costs and an unsecured promissory note bearing interest at 4.75% per annum for working capital needs.

The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period within one year after the date that the consolidated financial statements are issued. Management plans to address this uncertainty through related party loans from the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates (“Working Capital Loans”) (see Note 5) and effecting a Business Combination. However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Combination Period.

The Financial Statements do not include any adjustments that might result from the outcome of this uncertainty.